16. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
NOTE 16. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company applies a systematic methodology to determine the allowance for credit losses for account receivables and net investments in direct financing and sales-type leases. Based upon a credit loss and risk factor analysis, since the Company only leases commercial vehicles to its customers, it considers its lessee customers as its only portfolio segment.

The Company further evaluated the portfolio by the class of the account receivables and net investments in direct financing and sales-type leases, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk. The Company’s account receivables and net investments in direct financing and sales-type leases consist of the receivables from the net investment in direct financing and sales-type lease and the receivables from value-added services. The Company only offers the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company controls legal title to the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer defaults on its monthly installment payments (of the net investment in direct financing and sales-type lease) or the payment of value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company uses the same credit control to evaluate the risk of credit loss.

The credit quality of net investment in sales-type lease and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include past due and undue.

Impaired net investment in direct financing and sales-type lease and receivable from value-added services

Net investment in direct financing and sales-type leases and account receivables is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The lease with past due receivable has the highest probability for credit loss. The finance receivable is impaired when the unpaid lease contract amount with past due receivable exceeds the most probable source of repayment, and the difference is recognized as allowance of credit loss, which will be allocated to accounts receivable and the excess portion, if any, to net investment in direct financing and sales-type lease. The most probable source of repayment is normally the residual value of commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Allowance for credit loss activity

The allowance for credit loss as of June 30, 2014 and December 31, 2013 were as follows:

	June 30,	December 31,
	2014	2013
	(unaudited)

Balance at the beginning of the period	$21,280	$12,337
Provision during the period	6,774	18,886
Bad debts written off	(3,004)	(9,943)
Balance at the end of the period	$25,050	$21,280

Credit quality of finance receivables

The carrying amount of the past due and undue finance receivables as of June 30, 2014 and December 31, 2013 was as follows:

June 30, 2014	Undue	Past due	Total carrying amount

Net investment in direct financing and sales-type leases	$461,385	$—	$461,385
Other financing receivables	9,147	—	9,147
Accounts receivables	7	26,948	26,955
	$470,539	$26,948	$497,487

December 31, 2013	Undue	Past due	Total carrying amount

Net investment in direct financing and sales-type leases	$390,099	$—	$390,099
Other financing receivables	—	—	—
Accounts receivables	2,988	24,943	27,931
	$393,087	$24,943	$418,030

The carrying amount of the impaired finance receivables as of June 30, 2014 and December 31, 2013 was as follows:

June 30, 2014	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$6,582	$146	$6,436
Other financing receivables	—	—	—
Accounts receivable	42,491	24,904	17,587
	$49,073	$25,050	$24,023

December 31, 2013	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$6,414	$389	$6,025
Other financing receivables	—	—	—
Accounts receivables	39,036	20,891	18,145
	$45,450	$21,280	$24,170

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2014 and December 31, 2013 was as follows:

	June 30,	December 31,
	2014	2013

Less than 90 days	$27,418	$23,504
Over 90 days	24,434	22,330
	51,852	45,834
Less: allowance for credit losses	(24,904)	(20,891)
Total	$26,948	$24,943

For the six months ended June 30, 2014 and 2013, the related amount of interest income recognized for impaired finance receivables was $1,464, and $1,903, respectively, and was $730 and $870 for the three months ended June 30, 2014 and 2013, respectively.